Accrued Expenses (Detail) (USD $) In Millions, unless otherwise specified	Sep. 27, 2014	Sep. 28, 2013	Sep. 29, 2012	Sep. 24, 2011
Schedule of Accrued Liabilities [Line Items]
Accrued warranty and related costs	$ 4,159	$ 2,967	$ 1,638	$ 1,240
Accrued marketing and selling expenses	2,321	1,291
Accrued taxes	1,209	1,200
Accrued compensation and employee benefits	1,209	959
Deferred margin on component sales	1,057	1,262
Other current liabilities	8,498	6,177
Total accrued expenses	$ 18,453	$ 13,856